Derivative Instruments - Summary of Notional Amounts (Parenthetical) (Detail) - CAD ($) $ in Billions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [abstract]
Derivatives centrally cleared amount	$ 1,064.5	$ 933.8
Derivatives centrally cleared amount	33.8	17.3
Derivatives centrally cleared amount	$ 185.8	$ 171.8